GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of Goodwill

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Balance as of January 1	—	165,171	210,443	32,252
Addition	165,171	45,272	3,213	492
Impairment	—	—	—	—
Balance as of December 31	165,171	210,443	213,656	32,744